February 26, 2025

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:	Strategic Trust (the “Trust”)
Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A
(File No. 333-258490, CIK No. 0001873280)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 Act (“1933 Act”), and on behalf of the Registrant, I hereby certify that, with respect to the below-referenced Funds of the Trust, the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 44 to the Registrant’s registration statement on Form N-1A that was filed with the U.S. Securities and Exchange Commission on February 20, 2025 (SEC Accession No. 0001213900-25-015738).

Fund
DailyDeltaTM Q100 Upside Option Strategy ETF
DailyDeltaTM Q100 Downside Option Strategy ETF
DailyDeltaTM SP500 Upside Option Strategy ETF
DailyDeltaTM SP500 Downside Option Strategy ETF
DailyDeltaTM R2000 Upside Option Strategy ETF
DailyDeltaTM R2000 Downside Option Strategy ETF

If you have any questions regarding the enclosed, please contact the undersigned at (631) 470.2649.

Sincerely,

/s/ Timothy Burdick
Timothy Burdick
Vice President and Senior Managing Counsel
Ultimus Fund Solutions, LLC, as administrator for the Trust